Condensed Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 955	$ 928	$ 2,863	$ 3,300	$ 3,176
Cost of revenues	(50)	(49)	(98)	(90)	(94)
Gross profit	905	879	2,765	3,210	3,082
Research and development expenses	(912)	(999)	(2,063)	(2,032)	(2,727)
Sales and marketing expenses	(197)	(468)	(905)	(959)	(1,371)
General and administrative expenses	(800)	(373)	(828)	(773)	(671)
Other income				129	20
Operating loss	(1,004)	(961)	(1,031)	(425)	(1,667)
Financing income, net	87	131	(165)	(475)	(697)
Loss before taxes on income	(917)	(830)	(1,196)	(900)	(2,364)
Taxes on income	(7)	(6)	(52)	(52)	(95)
Net loss and comprehensive loss for the period	$ (924)	$ (836)	$ (1,248)	$ (952)	$ (2,459)
Basic net loss per share (in Dollars per share)	$ (0.1)	$ (0.32)	$ (0.48)	$ (0.37)	$ (0.96)
Weighted average number of Ordinary Shares outstanding used in computing basic net loss per share (in Shares)	9,411,251	2,578,760	2,578,760	2,578,760	2,574,814
Diluted net loss per share (in Dollars per share)	$ (0.12)	$ (0.32)	$ (0.48)	$ (0.37)	$ (0.96)
Weighted average number of Ordinary Shares outstanding used in computing diluted net loss per share (in Shares)	9,873,010	2,578,760	2,578,760	2,578,760	2,574,814